Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2023 $	2022 $	2021 $
Net income (loss) attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	150,641	36,755	(102,671)
- Discontinued operations - basic and diluted	—	41,652	110,477
	150,641	78,407	7,806
Increase in net earnings for interest expense recognized during the period relating to Convertible notes	—	1,675	—
Reduction in net earnings due to dilutive impact of equity-based awards in Teekay Tankers	(1,754)	(743)	—
Accretion add back due to if-converted method adoption	—	143	—
Net income attributable to the shareholders of Teekay - Diluted	148,887	79,482	7,806

Weighted average number of common shares (1)	94,484,659	102,119,129	102,148,629
Dilutive effect of Convertible Notes	—	1,810,599	—
Dilutive effect of equity-based awards	2,160,310	485,869	—
Common stock and common stock equivalents	96,644,969	104,415,597	102,148,629

Net income (loss) per common share
- Continuing operations - basic	1.59	0.36	(1.01)
- Discontinued operations - basic	—	0.41	1.08
- Basic	1.59	0.77	0.08

- Continuing operations - diluted	1.54	0.35	(1.01)
- Discontinued operations - diluted	—	0.40	1.08
- Diluted	1.54	0.76	0.08
(1) Includes 809,997 shares of common stock related to non-forfeitable equity-based awards for the year ended December 31, 2023.